Other Receivables - Summary of Other Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Other receivables current and non current [line items]
Judicial deposits	R$ 18,398		R$ 19,059
Advances to employees	1,026		2,204
Accounts receivable from non-controlling interest	8,930		10,334
Advances to suppliers	3,258		2,933
Dividends receivable	3,938		1,265
Prepaid expenses	6,127		7,165
Other	10,931		6,460
Total	52,608		49,420
Current	31,960	R$ 34,947	34,947
Non-current	20,648	R$ 14,473	R$ 14,473
Receivable from sale of assets	R$ 5,783